Liabilities with financial and similar institutions (Tables)	12 Months Ended
Dec. 31, 2021
Liabilities with financial and similar institutions
Summary of liabilities with financial and similar institutions

	12/31/2021	12/31/2020	12/31/2019
Time deposits	139,477	—	332,242
Payables with credit card network	3,876,964	1,654,039	640,610
Interdependent relations	351,490	—	1,149
Securities sold under agreements to repurchase	973,533	102,874	178,491
Total liabilities with financial institutions	5,341,464	1,756,913	1,152,492